Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Property, Plant and Equipment	6 Months Ended
Jun. 30, 2024
Buildings and structures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment useful life	50 years
Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment useful life	5 years
Other equipment Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment useful life	5 years
Bottom of range [member] | Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment useful life	3 years
Bottom of range [member] | Leasehold equipment Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment useful life	3 years
Top of range [member] | Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment useful life	5 years
Top of range [member] | Leasehold equipment Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment useful life	5 years